CONVERTIBLE NOTES - Bellridge Convertible Note - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 09, 2020	Oct. 22, 2020	Jan. 01, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Class Of Stock [Line Items]
Stated interest rate						12.00%
Conversion price (in dollars per share)						$ 10,000
Measurement period after conversion date			5 years
Unamortized discount					$ 2,936,952	$ 2,323,153
Ownership Of Outstanding Stock Percentage		4.99%
Debt, principal					45,000
Interest Converted					$ 2,133
Debt conversion, converted instrument, shares issued (in shares)	5,800,000				94,266
Repayments of short-term debt					$ 0
Convertible Debt
Class Of Stock [Line Items]
Interest Converted				$ 1,145,000
Bellridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding			$ 496,000
Accrued interest			$ 63,474
Bellridge Convertible Note | Convertible Debt
Class Of Stock [Line Items]
Unamortized discount					$ 0
Interest Converted				$ 121,000
Bellridge Convertible Note Exchange Note | Convertible Debt
Class Of Stock [Line Items]
Stated interest rate		10.00%
Debt instrument, maturity date		Oct. 22, 2020
Conversion price (in dollars per share)		$ 2.50
Debt conversion, average lowest closing price		70.00%
Measurement period after conversion date		10 days
Unamortized discount		$ 20,000